Stockholder's Equity - Common Stock (Details)	2 Months Ended
Dec. 31, 2020 Vote $ / shares shares
Shareholders' Equity [Abstract]
Conversion of stock at the time of an initial business combination (in shares)	1
Stock conversion percentage threshold	20.00%
Class A Common Stock
Shareholders' Equity [Abstract]
Common stock, shares authorized (in shares)	250,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Votes per share | Vote	1
Common stock, shares issued (in shares)	0
Common stock, shares outstanding (in shares)	0
Class B Common Stock
Shareholders' Equity [Abstract]
Common stock, shares authorized (in shares)	25,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Votes per share | Vote	1
Common stock, shares issued (in shares)	17,250,000
Common stock, shares outstanding (in shares)	17,250,000
Shares subject to forfeiture	2,250,000
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)	20.00%